Investments	12 Months Ended
Dec. 31, 2010
Investments [Abstract]
Investments
6.	Investments

Investments in Merchant Advances

In 2007, we began, on a selective basis, offering advances to prospective and current merchants based on expected future processing volume. We stopped offering new merchant advances to our customers in 2008. Our merchant advances are reflected in "Investment in merchant advances" in the consolidated balance sheets. Investments in merchant advances were $0, net of allowance for doubtful accounts of $0.4 million, at December 31, 2010 and $0, net of allowance for doubtful accounts of $0.5 million, at December 31, 2009. The allowance for doubtful accounts is further described in "Reserve for Losses on Merchant Accounts" within Note 2 above.

Payments for Prepaid Residual Expenses

During the year ended December 31, 2010, we made payments totaling $6.3 million to several ISGs in exchange for contract modifications which lower our obligations for future payments of residuals to them. These payments have been assigned to intangible assets in the accompanying consolidated balance sheets and are amortized over their expected useful lives.